Schedule II - Condensed Financial Information of Registrant Statements of Operations and Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed Financial Statements, Captions [Line Items]
Dividend income	$ 209.1	$ 207.1	$ 200.1
Other income	4.9	9.0	8.9
Total revenues	2,592.6	2,531.9	2,653.4
Expenses
General, administrative and corporate expenses	(521.6)	(491.7)	(502.2)
Other expenses	(1.7)	(2.7)	(4.9)
(Loss) from operations before income tax	(218.8)	(156.0)	(281.8)
Income tax (expense)/benefit	(22.9)	10.2	15.4
Net (loss)	(241.7)	(145.8)	(266.4)
Proportion due to non-controlling interest	1.2	(1.0)	(1.3)
Net (loss)/income attributable to Aspen Insurance Holdings Limited’s ordinary shareholders	(240.5)	(146.8)	(267.7)
Other Comprehensive Income:
Change in unrealized gains on investments	151.3	(76.5)	(12.8)
Other comprehensive (loss)/income, net of tax	130.5	(66.0)	(50.8)
Total comprehensive (loss) attributable to Aspen Insurance Holdings Limited’s ordinary shareholders	(110.0)	(212.8)	(318.5)
Parent Company
Condensed Financial Statements, Captions [Line Items]
Equity in net earnings of subsidiaries and other investments, equity method	(415.1)	(371.3)	(590.7)
Dividend income	270.0	340.3	373.6
Interest income on Eurobond	0.0	0.0	18.7
Net realized and unrealized investment gains/(losses)	2.6	(5.1)	(2.3)
Other income	0.0	0.0	0.0
Total revenues	(142.5)	(36.1)	(200.7)
Expenses
General, administrative and corporate expenses	(70.2)	(83.8)	(36.2)
Interest expense	(25.7)	(25.9)	(29.5)
Other expenses	(3.3)	0.0	0.0
(Loss) from operations before income tax	(241.7)	(145.8)	(266.4)
Income tax (expense)/benefit	0.0	0.0	0.0
Net (loss)	(241.7)	(145.8)	(266.4)
Proportion due to non-controlling interest	1.2	(1.0)	(1.3)
Net (loss)/income attributable to Aspen Insurance Holdings Limited’s ordinary shareholders	(240.5)	(146.8)	(267.7)
Other Comprehensive Income:
Change in unrealized gains on investments	151.3	(76.5)	(12.8)
Net change from current period hedged transactions	4.0	(1.8)	2.6
Change in foreign currency translation adjustment	(24.8)	12.3	(40.6)
Other comprehensive (loss)/income, net of tax	130.5	(66.0)	(50.8)
Total comprehensive (loss) attributable to Aspen Insurance Holdings Limited’s ordinary shareholders	$ (110.0)	$ (212.8)	$ (318.5)